TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER RECEIVABLES.
Schedule of trade and other receivables

	2018	2019
Trade receivables	14,844	17,223
Allowance for expected credit losses	(5,543)	(6,207)
Net	9,301	11,016
Other receivables	782	483
Allowance for expected credit losses	(155)	(227)
Net	627	256
Total trade and other receivables	9,928	11,272

Schedule of trade receivables by debtor

(i)   Related parties

	2018	2019
State-owned enterprises	1,495	1,353
Indonusa	522	494
Government agencies	672	479
Indosat	219	150
Others	467	435
Total	3,375	2,911
Allowance for expected credit losses	(1,361)	(1,170)
Net	2,014	1,741

(ii)  Third parties

	2018	2019
Individual and business subscribers	10,674	12,729
Overseas international carriers	795	1,583
Total	11,469	14,312
Allowance for expected credit losses	(4,182)	(5,037)
Net	7,287	9,275

Schedule of trade receivables by age

(i)   Related parties

	2018	2019
Up to 3 months	2,090	1,519
3 to 6 months	397	252
More than 6 months	888	1,140
Total	3,375	2,911
Allowance for expected credit losses	(1,361)	(1,170)
Net	2,014	1,741

(ii)  Third parties

	2018	2019
Up to 3 months	6,066	8,549
3 to 6 months	1,401	1,055
More than 6 months	4,002	4,708
Total	11,469	14,312
Allowance for expected credit losses	(4,182)	(5,037)
Net	7,287	9,275

(iii)  Aging of total trade receivables

	2018			2019
		Allowance for			Allowance for
		expected credit	Expected credit		expected credit	Expected credit
	Gross	losses	loss rate	Gross	losses	loss rate
Not past due	5,912	479	8.1%	7,490	364	4.9%
Past due up to 3 months	2,244	377	16.8%	2,577	528	20.5%
Past due more than 3 to 6 months	1,798	368	20.5%	1,308	466	35.6%
Past due more than 6 months	4,890	4,319	88.3%	5,848	4,849	82.9%
Total	14,844	5,543		17,223	6,207

Schedule of trade receivable by currency

(i)   Related parties

	2018	2019
Rupiah	3,368	2,909
U.S. dollar	7	2
Others	0	0
Total	3,375	2,911
Allowance for expected credit losses	(1,361)	(1,170)
Net	2,014	1,741

(ii)  Third parties

	2018	2019
Rupiah	9,977	11,902
U.S. dollar	1,372	2,298
Malaysian ringgit	82	23
Others	38	89
Total	11,469	14,312
Allowance for expected credit losses	(4,182)	(5,037)
Net	7,287	9,275

Schedule of movements in allowance for expected credit losses

	2018	2019
Beginning balance	4,331	5,543
Adjustment on initial application of IFRS 9	159	—
Allowance for expected credit losses	2,079	1,712
Receivables written off	(1,026)	(1,048)
Ending balance	5,543	6,207